Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Nasdaq-100 Premium Income ETF | Goldman Sachs Nasdaq-100 Premium Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPIQ
Goldman Sachs SP 500 Premium Income ETF | Goldman Sachs SP 500 Premium Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPIX